T. ROWE PRICE Tax-Free Income Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
ALABAMA  1.1%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,092
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,542
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,059
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,080 7,411
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (1) 3,280 3,225
23,329
ARIZONA  0.4%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.75%, 1/1/37  1,490 1,441
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/54  3,085 2,948
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 2,934
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 959
8,282
CALIFORNIA  6.3%
California Community Choice Fin. Auth., Series A, VRDN,
5.00%, 1/1/56 (Tender 5/1/35)  1,500 1,530
California Community Choice Fin. Auth., Series B, VRDN,
5.00%, 1/1/55 (Tender 12/1/32)  2,500 2,570
California Community Choice Fin. Auth., Series G, VRDN,
5.00%, 11/1/55 (Tender 8/1/32)  5,000 5,141
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  8,580 8,919
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,914
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,035 3,226
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  11,505 12,029
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  12,250 13,040
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  845 849
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,234

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.67%, 12/1/50 (Tender 6/1/26)  775 773
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (2) 940 948
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,361
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 410 402
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (1) 900 861
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,601
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,854
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,331
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (1) 6,000 6,229
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (1) 1,090 1,105
California State Univ., Series C, 4.00%, 11/1/45  5,065 4,555
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 3,300 3,198
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 6,330 6,133
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 2,920
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  3,150 3,294
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,060 3,939
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,458
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (1) 2,000 1,431
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,287
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,633
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (4) 4,000 4,156
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 4,829
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 2,931
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,332
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  5,700 5,059

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,313
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  1,100 1,192
137,577
COLORADO  2.5%
Adams & Arapahoe Joint School Dist. 28J Aurora, GO, 5.50%,
12/1/43 (5) 3,400 3,746
Colorado, COP, 6.00%, 12/15/40  4,850 5,482
Colorado, COP, 6.00%, 12/15/41  6,800 7,609
Colorado Bridge & Tunnel Enterprise, Series A, 5.50%,
12/1/54 (2) 3,600 3,764
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  4,185 3,583
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 5.00%, 11/15/48  3,000 2,972
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 679
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,789
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  3,205 3,052
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,527
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,009
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,277
55,489
CONNECTICUT  0.5%
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 5,000 3,920
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,391
Connecticut Housing Fin. Auth., Series R, 6.00%, 11/15/54  2,930 3,145
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (6)(7)(8) 2,878 662
11,118
DELAWARE  1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 5,849
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  3,065 2,845
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  6,500 6,581
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  8,000 6,374
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 969
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 535
23,153

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA  3.8%
Dist. of Columbia Housing Fin. Agency, Series A, 4.875%,
9/1/45  2,000 1,924
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/44  10,000 10,421
District of Columbia, Series D, GO, 5.00%, 6/1/42  3,000 3,006
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 513
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  515 484
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,780 4,133
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 9,919
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,295
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  11,300 9,877
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  11,445 11,962
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,000 12,039
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  3,075 2,741
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  11,950 12,240
82,554
FLORIDA  2.0%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44 (7)(8) 4,500 2,925
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 523
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 781
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,559
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (9) 3,700 3,780
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  1,980 1,987
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 5,875 4,969
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 2,942
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,106
Manatee County, 5.50%, 10/1/53  10,000 10,647
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,290 4,105

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tampa, Series A, Zero Coupon, 9/1/34  900 606
Tampa, Series A, Zero Coupon, 9/1/35  750 479
Tampa, Series A, Zero Coupon, 9/1/38  1,000 531
Tampa, Series A, Zero Coupon, 9/1/39  850 424
Tampa, Series A, Zero Coupon, 9/1/40  1,000 470
44,834
GEORGIA  9.7%
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 10,543
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  6,000 6,209
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (7)(8) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (7)(8) 5,095 2,293
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (1) 2,389 2,075
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  1,280 1,310
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,775 2,079
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  1,585 1,355
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.10%, 7/1/49  3,775 3,775
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,000 4,227
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 4,929
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 15,390
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  5,000 4,830
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  2,500 2,571
Dev. Auth. of Appling County, Georgia Power Company Plant
Hatch Project, VRDN, PCR, 3.20%, 9/1/41  3,900 3,900
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,298
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,203
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  5,000 4,317
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,282
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,201
Gainesville & Hall County Dev. Auth., 5.00%, 6/1/37  625 624
Gainesville & Hall County Dev. Auth., 5.125%, 6/1/39  690 682
Gainesville & Hall County Dev. Auth., 5.25%, 6/1/40  725 717

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  3,260 3,178
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,299
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,600 3,570
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  14,265 11,642
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (1) 800 800
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 3,340 2,995
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,394
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  4,000 3,825
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  8,000 7,813
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  3,000 2,928
Georgia Ports Auth., 5.00%, 7/1/47  2,500 2,560
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 3,627
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,128
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,573
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  3,100 3,098
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,843
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,880
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  7,600 7,916
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/25  6,000 6,029
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,561
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,957
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,210 3,213
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  4,510 4,699
Municipal Electric Auth. of Georgia, 4.00%, 1/1/44 (2) 4,420 4,060
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56  7,795 7,659
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56 (2) 3,315 3,242
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/59  4,000 3,890
Municipal Electric Auth. of Georgia, Series A, 5.00%, 7/1/64 (2) 1,000 1,009

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (4) 5,000 4,935
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/49  1,350 1,402
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (4) 3,250 3,365
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (1) 2,735 2,462
213,722
HAWAII  0.2%
Hawaii Airports System Revenue, Series B, 5.00%, 7/1/49  3,000 3,060
Hawaii County, GO, 5.00%, 9/1/43  1,000 1,056
Hawaii County, GO, 5.00%, 9/1/44  1,000 1,049
5,165
ILLINOIS  5.6%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,809
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  20,000 18,576
Chicago O'Hare Int'l. Airport, Series B, 5.50%, 1/1/59  7,500 7,810
Illinois, GO, 5.50%, 5/1/26  1,350 1,377
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,559
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,606
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,353
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,078
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,813
Illinois, Series B, GO, 5.50%, 5/1/47  8,405 8,611
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,673
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 525
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 762
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,059
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (1) 2,150 2,166
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.00%, 7/15/55  1,800 1,800
Illinois HDA, Series A, 4.75%, 10/1/45  9,000 8,880
Illinois HDA, Series H, 5.75%, 10/1/53  4,260 4,521
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,174
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  3,000 2,677
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  1,850 1,794
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 798
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  650 671

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (10) 11,870 6,725
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 4,230
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28
(Prerefunded 6/1/26) (9) 1,310 1,337
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 5,880
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 16,997
122,261
INDIANA  0.4%
Indiana Fin. Auth., Series B, 5.00%, 5/1/40  1,500 1,477
Indiana Fin. Auth., Series B, 5.25%, 5/1/45  2,000 1,938
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 4,996
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,391
9,802
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (1) 4,025 4,174
4,174
KENTUCKY  2.4%
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,596
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,462
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 1,913
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  4,485 4,497
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  2,810 2,750
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  4,525 4,365
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,529
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,160
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  5,750 5,961
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 4,047
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,595

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,751
53,626
LOUISIANA  1.0%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,548
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 755
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,779
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 4,450
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,600 4,600
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,471
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,130
22,733
MARYLAND  6.7%
Anne County Arundel, Consolidated Water & Sewer, GO,
4.00%, 10/1/52  5,000 4,472
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  2,435 2,575
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  2,805 2,961
Anne County Arundel, Improvement, GO, 5.00%, 10/1/44  6,115 6,454
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,639
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 940
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,407
Frederick County, Series C, 4.00%, 7/1/50 (1) 3,180 2,651
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 597
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 397
Maryland CDA, 5.05%, 3/1/47  5,000 4,899
Maryland CDA, Series C, 5.75%, 9/1/54  1,885 1,997
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56 (5) 5,025 5,361
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  3,860 4,262
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  750 582
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (2) 3,250 3,205
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (2) 2,500 2,498

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,722
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 522
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,552
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,692
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  11,135 11,151
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,000 1,003
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  2,695 2,763
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 6,883
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,012
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.25%, 7/1/52  6,000 6,052
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  10,020 10,427
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 3,800
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,610
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 4,694
Montgomery County, Series A, GO, 4.00%, 8/1/41  2,500 2,426
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  4,195 2,795
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,542
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,536
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,638
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,167
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,515
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 2,854
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 503
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 964
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,521
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  8,000 5,642
146,883

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
MASSACHUSETTS  1.6%
Massachusetts, Series A, GO, 5.00%, 4/1/42  1,950 2,061
Massachusetts, Series A, GO, 5.00%, 4/1/43  3,000 3,159
Massachusetts, Series A, GO, 5.00%, 4/1/45  1,500 1,564
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 2,923
Massachusetts Commonwealth, Series H, GO, 5.00%, 12/1/42  7,000 7,389
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,240 1,284
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 11,644
Massachusetts Housing Fin. Agency, Series 242, 4.75%,
12/1/50  2,250 2,218
Massachusetts Housing Fin. Agency, Series A-1, 4.70%,
12/1/49  800 781
Massachusetts Housing Fin. Agency, Series A-1, 4.80%,
12/1/54  1,500 1,470
34,493
MICHIGAN  2.0%
Detroit, GO, 5.00%, 4/1/28  850 884
Detroit, GO, 5.00%, 4/1/29  150 155
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 950
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,825
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 8,684
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,289
Karegnondi Water Auth., 5.00%, 11/1/42 (4) 3,000 3,123
Karegnondi Water Auth., 5.00%, 11/1/43 (4) 3,000 3,100
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  5,300 4,436
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,507
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,680
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,643
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 559
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,307
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,805
43,947
MINNESOTA  0.6%
Minnesota Agricultural & Economic Dev. Board, 5.25%, 1/1/54  4,845 4,861
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 922
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,430 2,623
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,735 3,046

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,500 2,761
14,213
MISSISSIPPI  0.0%
Mississippi Business Fin., Chevron USA Project, Series C,
VRDN, 2.95%, 11/1/35  585 585
585
MISSOURI  1.3%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,495
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,059
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,832
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/48  2,000 1,978
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/54  1,750 1,683
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,696
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,413
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,003
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,606
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 923
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  95 91
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 807
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 676
29,262
NEBRASKA  0.1%
Nebraska Investment Fin. Auth., Series E, 5.00%, 3/1/49  2,750 2,761
2,761
NEVADA  1.0%
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 8,970
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 12,517
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 4,000 589
22,076
NEW HAMPSHIRE  0.9%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,404 5,308
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,654 2,426
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,559 2,302

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.087%, 1/20/41  549 486
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,353
New Hampshire Business Fin. Auth., Series A-1, Class A-1, VR,
4.087%, 1/20/41  1,972 1,834
New Hampshire Business Fin. Auth., Univ. of Nevada Reno
Project, Series A, 5.25%, 6/1/51 (4) 5,000 5,123
20,832
NEW JERSEY  4.2%
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  1,200 994
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 5,700 5,981
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 440 434
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 1,000 984
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 4,460 4,166
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 973
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,305
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,500 1,269
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  8,275 8,616
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,115 7,153
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,513
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (4) 2,875 3,019
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (4) 2,140 2,233
New Jersey Institute of Technology, Series A, 5.00%, 7/1/45
(Prerefunded 7/1/25) (9) 11,500 11,517
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (9) 700 803
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  9,775 10,034
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  5,000 4,982
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,297
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (4) 5,250 2,715
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  670 687
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 8,831

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 342
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,301
92,149
NEW MEXICO  0.2%
New Mexico Municipal Energy Acquisition Auth., VRDN, 5.00%,
6/1/54 (Tender 11/1/30)  3,500 3,660
3,660
NEW YORK  8.4%
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 1,952
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 8,735
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,024
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  2,000 2,123
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  13,880 14,732
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,960 2,377
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,717
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  1,900 1,972
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (2) 8,825 9,210
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  8,500 7,569
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 10,000 10,301
Metropolitan Transportation Auth., Series E-1, VRDN, 3.05%,
11/15/50  2,000 2,000
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,528
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,322
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,711
New York City, Series J, GO, 5.00%, 8/1/31  5 5
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,424
New York City Housing Dev., 3.95%, 11/1/43  5,600 5,040
New York City Housing Dev., 4.125%, 11/1/53  2,510 2,211
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,327
New York City Housing Dev., Series F-1A, 5.00%, 11/1/54  5,345 5,375
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,530 1,626
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (2) 2,600 1,867

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,850 2,939
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  7,000 7,048
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  3,000 3,099
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  4,000 4,075
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/43  2,980 3,209
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/44  3,460 3,711
New York City Transitional Fin. Auth., Series E, 5.50%, 11/1/49  4,465 4,750
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  1,475 1,487
New York City Transitional Fin. Auth., Fiscal 2025, Series D,
5.50%, 5/1/52  3,500 3,709
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  3,000 2,759
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C, 4.00%, 5/1/44  2,295 2,072
New York City Transitional Fin. Auth., Subordinate Bonds,
Series H-1, 5.00%, 11/1/46  1,725 1,770
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.25%, 2/15/41  5,500 3,815
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  2,500 2,479
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.55%, 10/1/49  1,375 1,272
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50  3,220 3,098
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  3,500 3,419
New York State Housing Fin. Agency, Series B-2, VRDN,
3.30%, 12/15/54 (Tender 12/15/28)  1,275 1,265
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  135 133
New York State Housing Fin. Agency, Subordinate Bonds,
Series E-1, 2.75%, 11/1/56  2,000 1,240
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  7,400 5,137
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,161
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 20,841
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  2,000 1,526
Triborough Bridge & Tunnel Auth., Series A, 5.50%, 12/1/59  3,000 3,164
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,351
185,677

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NORTH CAROLINA  2.5%
Cape Fear Public Utility Auth., 5.00%, 4/1/44  1,050 1,105
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series B, VRDN, 2.95%, 1/15/38  1,870 1,870
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,935 1,870
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,680 5,050
North Carolina Housing Fin. Agency, Series 54-A, 6.25%,
1/1/55  2,500 2,754
North Carolina Turnpike Auth., 5.00%, 1/1/27 (2) 1,000 1,029
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,024
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 14,987
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  2,100 2,053
North Carolina Turnpike Auth., Triangle Expressway, 4.00%,
1/1/55  4,465 3,658
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 15,000 14,825
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,505
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  3,875 4,087
55,817
OHIO  2.5%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  12,920 11,179
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,542
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,178
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,552
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,352
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,008
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  14,830 15,110
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,470 2,673
Ohio Housing Fin. Agency, Series C, 7.50%, 3/1/49  2,500 2,986
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (2) 2,770 2,479
56,059
OKLAHOMA  1.2%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,463
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,000 1,868
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 15,028

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  4,300 4,571
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,913
Univ. of Oklahoma, Series A, 5.00%, 7/1/54 (4) 1,215 1,231
26,074
OREGON  0.4%
Oregon, Series A, GO, 5.25%, 5/1/43  2,000 2,154
Oregon, Series A, GO, 5.25%, 5/1/43  1,400 1,499
Oregon, Series E, GO, 5.00%, 5/15/41  1,535 1,590
Oregon, Series E, GO, 5.00%, 5/15/42  1,000 1,029
Oregon, Series E, GO, 5.00%, 5/15/44  1,840 1,884
8,156
PENNSYLVANIA  2.5%
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,855
Pennsylvania Higher EFA, Series A, 4.25%, 2/15/55  1,500 1,345
Pennsylvania Higher EFA, Series A, 5.00%, 2/15/55  3,200 3,263
Pennsylvania Housing Fin. Agency, Series 137, 3.00%, 10/1/51  10,000 9,725
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,255 3,495
Pennsylvania Housing Fin. Agency, Series 147A, 6.25%,
10/1/54  3,500 3,827
Pennsylvania Housing Fin. Agency, Series 148A, 4.20%,
10/1/40  6,335 5,930
Pennsylvania Housing Fin. Agency, Series 2022, 4.15%,
10/1/42  6,000 5,581
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  1,915 2,061
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  4,000 3,375
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  3,850 4,060
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-2, VRDN, 2.95%, 7/1/54  5,700 5,700
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  5,500 5,476
55,693
PUERTO RICO  5.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 10,437 6,262
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 15,690 9,610
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 10,633 5,476
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,275
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,122

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,000 1,025
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,025
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,082
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,253
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,294 1,221
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,756 2,545
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,814 1,815
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,630
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,637
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(8) 60 33
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(8) 100 55
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (7)(8) 810 442
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(8) 225 123
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(8) 290 158
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(8) 1,105 604
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(8) 370 202
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(8) 450 246
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(8) 2,640 1,442
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)
(8) 380 208
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(8) 990 541
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(8) 280 153
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(8) 240 131
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(8) 100 55

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(8) 275 150
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(8) 215 117
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(8) 70 38
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(8) 120 65
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(8) 95 52
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(8) 890 486
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(8) 200 109
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(8) 100 55
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,482
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  22,372 20,455
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  13,274 12,450
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,392
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,920
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,143
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,191
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  5,466 5,098
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,488 4,017
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  5,156 4,804
113,395
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(8) 4,915 1,917
1,917
SOUTH CAROLINA  1.5%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  4,681 2,813
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  11,920 3,400
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  14,777 1,878
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  1,131 520

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  10,109 1,033
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,191 49
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,209
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.25%, 11/1/43  2,250 2,329
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,047
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,084
South Carolina Public Service Auth., Series A, 5.00%, 12/1/44  1,250 1,265
South Carolina Public Service Auth., Series A, 5.00%, 12/1/46  2,000 2,006
South Carolina Public Service Auth., Series A, 5.00%, 12/1/55  7,000 6,921
South Carolina Public Service Auth., Series B, 5.00%, 12/1/45  1,000 1,007
32,561
SOUTH DAKOTA  0.5%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,000 4,557
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  5,500 5,618
10,175
TENNESSEE  0.9%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,763
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (4) 1,800 1,775
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  10,155 10,373
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,231
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52  3,550 3,565
18,707
TEXAS  8.5%
Arlington Higher Ed. Fin., 3.00%, 8/15/49  1,000 680
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,872
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,622
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,401
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 600
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,004
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 522
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  4,700 3,739

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  4,000 3,428
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  8,000 8,530
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 806
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,250 1,319
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  3,000 3,122
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 2,882
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,041
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 2,945
Harris County, Series A, GO, 5.00%, 9/15/48  1,500 1,538
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 6,929
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-1, VRDN, 3.00%, 12/1/41  2,125 2,125
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,055 7,308
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,195 7,415
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  5,000 4,358
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  4,225 3,585
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,594
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,403
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,402
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 3,757
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,243
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/42 (5) 2,625 2,772
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 730
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 911
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 1,979
North Texas Tollway Auth., 1st Tier, Series A, 5.25%, 1/1/44  3,000 3,147
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,133
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,775
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,602
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (4) 6,700 4,637
Tarrant County Cultural Ed. Fac. Fin., Baylor Health Care
System Project, VRDN, 2.80%, 11/15/50  5,000 5,000

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  1,800 1,822
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,011
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,851
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,701
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,579
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,000
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (7)(8) 2,962 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,254
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,080
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  2,390 2,448
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  1,000 1,008
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,615
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  11,475 12,079
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/36  5,500 5,252
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/33  4,110 4,315
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  4,760 4,742
187,613
UTAH  0.3%
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (1) 1,235 1,146
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (1) 730 733
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,004
Utah Transit Auth., Senior Lien, 5.00%, 6/15/42  3,500 3,678
6,561
VIRGINIA  6.3%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,132
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  11,125 8,848
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (2) 5,000 4,042

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,347
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,103
Culpeper County Economic Dev. Auth., 5.00%, 6/1/45  5,840 6,055
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 5,854
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 8,987
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  6,000 6,048
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,355
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  14,715 4,269
Richmond, Series C, GO, 3.50%, 3/1/49  5,000 4,064
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,495 7,804
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,011
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,921
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 4,419
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  5,000 4,617
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  4,600 4,782
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  9,050 9,321
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  3,895 3,872
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 3.00%, 7/1/37  2,600 2,600
Virginia HDA, Series A, 4.45%, 9/1/45  1,000 960
Virginia HDA, Series A, 4.65%, 9/1/55  3,075 2,890
Virginia HDA, Series C, 4.90%, 12/1/59  1,270 1,257
Virginia HDA, Series E, 4.45%, 10/1/59  5,875 5,379
Virginia HDA, Series F, 5.40%, 11/1/63  10,000 10,218
Virginia HDA, Series G, 5.375%, 11/1/64  5,000 5,090
Virginia HDA, Series K, 2.55%, 12/1/46  5,705 3,717
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,300 3,418
138,380
WASHINGTON  2.2%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  4,000 4,199

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 5,650
Washington, Series C, GO, 5.00%, 2/1/43  2,250 2,341
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 10,852
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,515
Washington State Housing Fin. Commission, Series A, 5.00%,
7/1/45 (1)(4) 2,625 2,591
Washington State Housing Fin. Commission, Series A, 5.25%,
7/1/55 (1)(4) 3,305 3,259
Washington State Housing Fin. Commission, Series A, 5.50%,
7/1/50 (1) 3,775 3,714
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.00%, 7/1/54  2,655 2,532
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.50%, 7/1/59  2,605 2,636
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,859 8,874
49,163
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 429
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 427
856
WISCONSIN  0.6%
PFA, Series A, 5.00%, 6/15/35  310 330
PFA, Series A, 5.25%, 6/15/50  1,000 1,002
PFA, Series B, 5.25%, 6/15/35  200 212
PFA, Series C, 5.50%, 6/15/45  500 486
PFA, Kahala Nui Project, 5.25%, 11/15/50  2,850 2,887
PFA, Kahala Nui Project, 5.25%, 11/15/55  930 939
PFA, Kahala Nui Project, 5.25%, 11/15/61  555 553
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  175 174
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  525 523
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  150 146
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,115 3,351

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  2,280 2,230
12,833
Total Municipal Securities (Cost $2,270,507) 2,188,317
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,491 2,815
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $3,579) 2,815
Total Investments in Securities  99.5%
(Cost $2,274,086) $ 2,191,132
Other Assets Less Liabilities 0.5% 10,895
Net Assets 100.0% $ 2,202,027
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $91,147 and represents 4.1% of net assets.
(2) Insured by Assured Guaranty Incorporated
(3) Escrowed to maturity
(4) Insured by Build America Mutual Assurance Company
(5) When-issued security
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(8) Non-income producing
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Tax-Free Income Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F45-054Q1 05/25